Schedule of sundry provisions (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sundry provisions	R$ 1,305,944	R$ 874,208
Sundry provisions, current	457,109	362,407
Sundry provisions, noncurrent	848,835	511,801
Recovery of environmental damage
IfrsStatementLineItems [Line Items]
Sundry provisions	1,037,057	602,490
Provision for customers rebates
IfrsStatementLineItems [Line Items]
Sundry provisions	86,859	123,465
OtherMember
IfrsStatementLineItems [Line Items]
Sundry provisions	R$ 182,028	R$ 148,253